Note 7 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Amount	$ 28,960
Finite-Lived Intangible Asset, Useful Life	11 years 255 days
Customer Lists and Relationships [Member]
Amount	$ 20,472
Finite-Lived Intangible Asset, Useful Life	13 years 146 days
Franchise Rights [Member]
Amount	$ 1,294
Finite-Lived Intangible Asset, Useful Life	4 years 182 days
Trademarks and Trade Names [Member]
Amount	$ 1,312
Finite-Lived Intangible Asset, Useful Life	8 years 36 days
Other Intangible Assets [Member]
Amount	$ 5,882
Finite-Lived Intangible Asset, Useful Life	8 years 109 days